Property, Plant and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Accumulated depletion	$ 4,400			$ 204,600
Depreciation expense	300	$ 700
Other property and equipment	100
Sale of other property and equipment			$ 100
Successor [Member]
Property, Plant and Equipment [Line Items]
Oil and natural gas properties	698,766
Depletion expense related to oil and gas properties	4,406
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Oil and natural gas properties				$ 529,096
Depletion expense related to oil and gas properties		4,276	7,281
Depreciation expense			800
Oklahoma [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Proceeds from oil and gas properties	$ 1,200
Oklahoma [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Proceeds from oil and gas properties		$ 800	$ 4,800